Loans and advances to customers	12 Months Ended
Dec. 31, 2024
Loans and advances to customers [abstract]
Loans and advances to customers
7 Loans and advances to customers

Loans and advances to customers by type
	Netherlands		Rest of the world		Total
in EUR million	2024	2023	2024	2023	2024	2023
Loans and advances to public authorities	1,888	1,070	16,773	13,314	18,661	14,384
Residential mortgages	119,191	112,145	229,403	217,361	348,594	329,506
Other personal lending	5,007	5,036	31,789	31,535	36,797	36,571
Corporate Lending	66,921	62,677	218,473	209,795	285,393	272,472
	193,007	180,928	496,437	472,005	689,445	652,933

Loan loss provisions	-811	-830	-5,023	-4,791	-5,833	-5,621
	192,197	180,099	491,415	467,214	683,611	647,313
For details on credit quality and loan loss provisioning, refer to ‘Risk management – Credit risk’ – paragraphs ‘Credit quality’ and 'Loan loss provisioning'.
As at 31 December 2024 EUR 683,398 million (2023: EUR 647,120 million) of loans and advances to customers are non-subordinated.
Loans and advances to customers and, to a lesser extent, to banks include finance lease receivables which are detailed as follows:

Finance lease receivables [1]
in EUR million	2024	2023
Maturities of gross investment in finance lease receivables
- within 1 year	3,962	3,827
- between 1-2 years	2,961	2,742
- between 2-3 years	2,283	2,133
- between 3-4 years	1,577	1,475
- between 4-5 years	902	875
- more than 5 years	1,555	1,451
	13,240	12,503

Unearned future finance income on finance leases	-1,145	-1,040
Net investment in finance leases	12,095	11,463

Included in Loans and advances to banks	5	5
Included in Loans and advances to customers	12,091	11,459
	12,095	11,463
[1]The total loan loss provision for finance lease receivables is EUR 193 million (2023: EUR 160 million).
The finance lease receivables mainly relate to the financing of equipment and real estate for third parties where ING is the lessor and are mainly part of corporate lending. Interest income in 2024 on finance lease receivables amounts to EUR 522 million (2023: EUR 429 million).